Note 17 - Segmented Information - Assets and Liabilities of Operating Segments (Details) - CAD ($) $ in Thousands		Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Assets		$ 237,961	$ 120,961
Liabilities		8,362	5,800
U.S. GoldMining Inc. [member] | U.S. GoldMining Canada [member]
Statement Line Items [Line Items]
Assets	[1]	12,891	8,707
Liabilities	[1]	1,284	1,319
All other segments [member]
Statement Line Items [Line Items]
Assets	[2]	225,070	112,254
Liabilities	[2]	$ 7,078	$ 4,481

[1]	Consists of U.S. GoldMining Inc. and its wholly owned subsidiary US GoldMining Canada Inc.
[2]	Others consists of GoldMining Inc. and all of its subsidiaries, excluding U.S. GoldMining Inc. and US GoldMining Canada.